Segment Reporting	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
9.	SEGMENT REPORTING

	Three Months Ended April 30,2022
	Transdermal Patches	Contract Services	Total

Revenue	$401,990	$75,932	$477,922
Gross Profit	198,059	2,427	200,486
Gross Profit %	49%	3%	42%

	Three Months Ended April 30,2021
	Transdermal Patches	Contract Services	Total

Revenue	$327,512	$105,976	$433,488
Gross Profit	216,800	20,998	237,878
Gross Profit %	66%	19%	55%

11.	Segment Reporting

We organize and manage our business by the following two segments which meet the definition of reportable segments under ASC 280-10, Segment Reporting: Sales of Goods and Services. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief executive officer, who is our chief operating decision maker, in making resource allocation decisions for our segments. Our chief operating decision maker evaluates segment performance to the GAAP measure of gross profit.

	January 31,
	2022	2021

Net sales
Sales of goods	$1,179,620	$737,519
Services	242,534	206,183
	1,422,154	943,702

Gross profit
Sales of goods	595,087	290,456
Services	(40,777)	25,778
	554,310	316,234

Operating expenses
Selling, general and administrative	4,022,824	2,912,269
Research and development	411,383	-
Goodwill impairment	2,180,836	-
	6,615,043	2,912,269

Non-Operating expenses
Interest expense	(118,421)	(280,686)
Other income (expense)	53,028	(56,197)
	(65,393)	(336,883)
Net loss before income taxes	$(6,126,126)	$(2,932,828)

Depreciation and Amortization
Sale of goods	$220,524	$87,921
Services	88,217	72,187
	$308,741	$160,108

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Year Ended
	January 31,
	2022	2021

Net sales:
United States	$1,335,554	$360,378
Outside the United States	86,600	583,324
	$1,422,154	$943,702

Property and equipment, net of accumulated depreciation
United States	$979,297	$1,076,626
Outside the United States	-	-
	$979,297	$1,076,626